Significant Accounting Policies (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade and other payables	$ 3,578,944	$ 3,887,915	$ 1,940,690
Borrowings from financial institutions		1,549,828	1,403,556
Borrowings from third party		13,730,531	12,386,433
Other current liabilities	$ 1,577,578	1,630,077	1,325,250
Finance lease liabilities		3,307,254	3,351,205
Provision for employee benefits		41,934,535	42,044,590
Non-derivative financial liabilities		66,040,140	62,451,724
Within 1 year [Member]
Statement Line Items [Line Items]
Trade and other payables		3,887,915	1,940,690
Borrowings from financial institutions		1,068,299	720,050
Borrowings from third party		13,730,531	12,386,433
Other current liabilities		1,630,077	1,325,250
Finance lease liabilities		1,102,209	1,491,097
Provision for employee benefits		554,241	142,183
Non-derivative financial liabilities		21,973,272	18,005,703
1 to 5 years [Member]
Statement Line Items [Line Items]
Trade and other payables
Borrowings from financial institutions		481,529	683,506
Borrowings from third party
Other current liabilities
Finance lease liabilities		2,205,045	1,860,108
Provision for employee benefits		1,618,757	1,279,112
Non-derivative financial liabilities		4,305,331	3,822,726
>5 years [Member]
Statement Line Items [Line Items]
Trade and other payables
Borrowings from financial institutions
Borrowings from third party
Other current liabilities
Finance lease liabilities
Provision for employee benefits		39,761,537	40,623,295
Non-derivative financial liabilities		$ 39,761,537	$ 40,623,295